Financial Instruments - Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements or Similar Agreements (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of offsetting of financial assets liabilities [Line Items]
Gross amounts of recognized financial assets	$ 14,983	$ 41,982
Gross amounts of recognized financial liabilities offset in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	14,983	41,982
Related amount not set off in financial instruments, Financial instruments, financial assets	(4,215)	(1,712)
Related amount not set off in financial instruments, Cash collateral received, financial assets	0	0
Net Amount, financial assets	10,768	40,270
Gross amounts of recognized financial liabilities	8,755	4,783
Gross amounts of recognized financial assets offset in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	8,755	4,783
Related amount not set off in financial instruments, Financial instruments, financial liabilities	(4,215)	(1,712)
Related amount not set off in financial instruments, Cash collateral received, financial liabilities	0	0
Net Amount, financial liabilities	4,540	3,071
Derivatives [member]
Disclosure of offsetting of financial assets liabilities [Line Items]
Gross amounts of recognized financial assets	14,983	41,982
Gross amounts of recognized financial liabilities offset in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	14,983	41,982
Related amount not set off in financial instruments, Financial instruments, financial assets	(4,215)	(1,712)
Related amount not set off in financial instruments, Cash collateral received, financial assets	0	0
Net Amount, financial assets	10,768	40,270
Gross amounts of recognized financial liabilities	8,755	4,783
Gross amounts of recognized financial assets offset in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	8,755	4,783
Related amount not set off in financial instruments, Financial instruments, financial liabilities	(4,215)	(1,712)
Related amount not set off in financial instruments, Cash collateral received, financial liabilities	0	0
Net Amount, financial liabilities	$ 4,540	$ 3,071